September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2055 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Dynamic 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 92.8%
BlackRock Real Estate Securities Fund	128,647	$ 1,964,444
BlackRock Tactical Opportunities Fund, Class K	904,834	14,495,434
Diversified Equity Master Portfolio	$153,109,926	153,109,926
International Tilts Master Portfolio	$45,896,333	45,896,333
iShares Core MSCI Emerging Markets ETF(b)	502,200	33,105,024
iShares Core MSCI International Developed Markets ETF(b)	272,560	21,851,135
iShares MSCI Canada ETF(b)	46,527	2,351,940
iShares MSCI EAFE Small-Cap ETF(b)	93,478	7,171,632
iShares Russell 2000 ETF(b)	10,793	2,611,474
		282,557,342
Fixed-Income Funds — 3.0%
BlackRock Diversified Fixed Income Fund, Class K	487,055	4,656,250
iShares Broad USD Investment Grade Corporate Bond ETF	88,288	4,610,400
		9,266,650

Security	Shares	Value
Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)	18,117,647	$ 18,126,706
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)	16,107,644	16,107,644
		34,234,350
Total Investments — 107.0% (Cost: $283,852,934)		326,058,342
Liabilities in Excess of Other Assets — (7.0)%		(21,397,791)
Net Assets — 100.0%		$ 304,660,551

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 4,143,199	$ 15,738,957	$ (19,655,775)	$ (20,526)	$ (205,855)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	2,916,275	15,212,030 (b)	—	(1,668)	69	18,126,706	18,117,647	19,779 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	51,026,442	—	(34,918,798)(b)	—	—	16,107,644	16,107,644	755,521	—
BlackRock Diversified Fixed Income Fund, Class K	68,114	4,531,241	—	—	56,895	4,656,250	487,055	81,417	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(1,913)	—
BlackRock Real Estate Securities Fund	1,389,725	1,022,397	(490,577)	(33,039)	75,938	1,964,444	128,647	31,383	—
BlackRock Tactical Opportunities Fund, Class K	4,741,036	8,937,734	—	—	816,664	14,495,434	904,834	—	—
Diversified Equity Master Portfolio	103,027,587	34,280,640 (b)(d)	—	5,530,790	10,270,909	153,109,926	$153,109,926	1,766,994	—
International Tilts Master Portfolio	18,683,163	20,889,712 (b)(d)	—	1,578,651	4,744,807	45,896,333	$45,896,333	643,073	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	4,492,664	—	—	117,736	4,610,400	88,288	54,843	—
iShares Core MSCI Emerging Markets ETF	—	28,161,961	—	—	4,943,063	33,105,024	502,200	326,346	—
iShares Core MSCI International Developed Markets ETF	—	19,983,068	—	—	1,868,067	21,851,135	272,560	312,065	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	456,100	—	(457,547)	(31,757)	33,204	—	—	7,054	—
iShares MSCI Canada ETF	1,770,903	2,481,297	(2,324,510)	72,217	352,033	2,351,940	46,527	10,300	—
iShares MSCI EAFE Small-Cap ETF	3,555,333	20,556,634	(19,443,003)	1,075,931	1,426,737	7,171,632	93,478	85,454	—
iShares Russell 2000 ETF	1,320,015	1,033,268	—	—	258,191	2,611,474	10,793	15,517	—
				$ 8,170,599	$ 24,758,458	$ 326,058,342		$ 4,107,833	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2055 Fund

(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	27	12/11/25	$ 5,725	$ 39,704
S&P/TSE 60 Index	17	12/18/25	4,331	80,673
E-mini Russell 2000 Index	76	12/19/25	9,331	53,229
Micro E-mini S&P 500 Index	475	12/19/25	16,005	216,621
MSCI EAFE Index	2	12/19/25	279	1,078
MSCI Emerging Markets Index	47	12/19/25	3,195	57,910
S&P 500 E-Mini Index	18	12/19/25	6,065	80,917
				530,132
Short Contracts
NASDAQ 100 E-Mini Index	18	12/19/25	8,965	(233,776)
Ultra U.S. Treasury Bond	17	12/19/25	2,043	(52,413)
				(286,189)
				$ 243,943
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,932,996	USD	5,227,996	Morgan Stanley & Co. International PLC	12/17/25	$ 25,997
EUR	4,433,152	USD	5,226,426	Morgan Stanley & Co. International PLC	12/17/25	1,142
USD	115,814	EUR	98,000	Goldman Sachs International	12/17/25	252
						27,391
AUD	1,126,000	USD	750,972	Goldman Sachs International	12/17/25	(5,227)
CAD	1,074,000	USD	779,931	Morgan Stanley & Co. International PLC	12/17/25	(5,437)
CAD	5,094,734	USD	3,700,051	Morgan Stanley & Co. International PLC	12/17/25	(26,085)
CAD	7,169,166	USD	5,206,607	Morgan Stanley & Co. International PLC	12/17/25	(36,706)
EUR	4,433,152	USD	5,238,984	Goldman Sachs International	12/17/25	(11,416)
JPY	1,738,148,642	EUR	10,065,254	Goldman Sachs International	12/17/25	(25,222)
JPY	1,738,148,283	USD	11,889,896	Goldman Sachs International	12/17/25	(46,185)
						(156,278)
						$ (128,887)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 83,551,083	$ —	$ —	$ 83,551,083
Fixed-Income Funds	9,266,650	—	—	9,266,650
Money Market Funds	34,234,350	—	—	34,234,350
	$127,052,083	$—	$—	127,052,083
Investments Valued at NAV(a)				199,006,259
				$ 326,058,342
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 490,428	$ 39,704	$ —	$ 530,132
Foreign Currency Exchange Contracts	—	27,391	—	27,391
Liabilities
Equity Contracts	(233,776)	—	—	(233,776)
Foreign Currency Exchange Contracts	—	(156,278)	—	(156,278)
Interest Rate Contracts	(52,413)	—	—	(52,413)
	$204,239	$(89,183)	$—	$115,056

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s